Material partly-owned subsidiaries	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Material partly-owned subsidiaries
6.	Material partly-owned subsidiaries
Financial information of subsidiaries that have material non-controlling interests is provided below.
Proportion of equity interest held by non-controlling interests:

Name	At December 31, 2019	At December 31, 2018
SKCC and subsidiaries*	0.9%	0.9%
Kuzbass Power Sales Company (KPSC)	27.9%	27.9%
Chelyabinsk Metallurgical Plant (CMP)	5.8%	5.8%
Southern Urals Nickel Plant (SUNP)	15.9%	15.9%
Beloretsk Metallurgical Plant (BMP)	8.6%	8.6%
Korshunov Mining Plant (KMP)	10.0%	10.0%
Urals Stampings Plant (USP)	6.2%	6.2%
Izhstal	10.0%	10.0%

*	Hereinafter SKCC and subsidiaries are represented by Southern Kuzbass Coal Company (SKCC), Tomusinsky Open Pit Mine (TOPM), Tomusinsky Energoupravlenie.

The summarised financial information for these subsidiaries is provided below. This information is based on amounts before inter-company eliminations.
Summarised statements of profit (loss) and other comprehensive income for 2019:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	35,059	24,624	113,020	198	22,061	15,776	17,231	20,208
Cost of sales	(21,667)	(12,479)	(101,258)	(54)	(19,263)	(6,739)	(12,330)	(17,631)
Total selling, distribution and operating expenses, net	(7,264)	(11,531)	(11,406)	(218)	(1,749)	(4,439)	(1,157)	919
Total other income and (expense), net	(233)	209	4,173	235	41	1,831	1,633	(99)

Profit before tax	5,895	823	4,529	161	1,090	6,429	5,377	3,397
Income tax (expense) benefit	(372)	(174)	(551)	(37)	(28)	(271)	(323)	97

Profit for the period	5,523	649	3,978	124	1,062	6,158	5,054	3,494

Total comprehensive income	5,523	649	3,978	124	1,062	6,158	5,054	3,494

Attributable to non-controlling interests	79	182	231	20	91	613	315	348
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—
Summarised statements of profit (loss) and other comprehensive income for 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	32,251	24,084	124,372	88	25,899	9,989	16,549	21,173
Cost of sales	(18,123)	(12,077)	(101,829)	(47)	(24,095)	(6,222)	(13,131)	(19,392)
Total selling, distribution and operating expenses, net	(9,064)	(11,894)	(11,988)	(170)	(1,867)	(4,250)	(1,099)	(2,498)
Total other income and (expense), net	(4,514)	343	(5,114)	722	1,034	2,103	2,090	(1,097)

Profit (loss) before tax	550	456	5,441	593	971	1,620	4,409	(1,814)
Income tax (expense) benefit	(1,707)	(94)	1,443	(115)	(34)	46	(109)	228

(Loss) profit for the period	(1,157)	362	6,884	478	937	1,666	4,300	(1,586)

Total comprehensive (loss) income	(1,157)	362	6,884	478	937	1,666	4,300	(1,586)

Attributable to non-controlling interests	12	101	345	76	83	166	269	(154)
Dividends paid to non-controlling interests	—	—	—	—	—	—	—	—

Summarised statements of profit (loss) and other comprehensive income for 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Revenue from contracts with customers	31,993	22,418	118,557	102	24,206	11,492	12,725	18,696
Cost of sales	(18,173)	(10,754)	(102,398)	(24)	(21,464)	(6,136)	(10,089)	(16,199)
Total selling, distribution and operating expenses, net	(7,844)	(11,182)	(11,894)	(184)	(1,634)	(5,576)	(909)	(3,486)
Total other income and (expense), net	12,769	340	(506)	531	379	2,913	1,382	(906)

Profit (loss) before tax	18,745	822	3,759	425	1,487	2,693	3,109	(1,895)
Income tax (expense) benefit	(718)	(170)	544	(85)	(91)	212	(144)	194

Profit (loss) for the period	18,027	652	4,303	340	1,396	2,905	2,965	(1,701)

Total comprehensive income (loss)	18,027	652	4,303	340	1,396	2,905	2,965	(1,701)

Attributable to non-controlling interests	103	182	256	54	114	281	183	(170)
Dividends paid to non-controlling interests	198	—	—	—	—	—	—	—
Summarised statements of financial position as of December 31, 2019:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	74,924	4,373	46,448	3,301	14,127	20,413	15,374	4,049
Non-current assets	61,772	4,316	170,004	4,556	3,651	23,484	19,942	4,405
Current liabilities	(135,625)	(2,727)	(177,585)	(93)	(5,308)	(3,001)	(5,504)	(10,153)
Non-current liabilities	(6,626)	(176)	(2,757)	(610)	(261)	(1,098)	(422)	(2,634)

Total equity	5,555	(5,786)	(36,110)	(7,154)	(12,209)	(39,798)	(29,390)	4,333

Attributable to:
Equity shareholders of Mechel PAO	5,828	(4,176)	(34,021)	(6,019)	(11,156)	(35,836)	(27,565)	3,908
Non-controlling interests	(273)	(1,610)	(2,089)	(1,135)	(1,053)	(3,962)	(1,825)	425
Summarised statements of financial position as of December 31, 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Current assets	49,771	3,735	38,571	1,507	9,594	13,863	10,217	5,171
Non-current assets	81,868	4,187	174,639	6,201	6,442	23,221	19,139	1,803
Current liabilities	(101,714)	(2,757)	(176,114)	(108)	(4,751)	(2,336)	(4,870)	(12,765)
Non-current liabilities	(40,888)	(31)	(4,921)	(204)	(141)	(917)	(137)	(1,987)

Total equity	10,963	(5,134)	(32,175)	(7,396)	(11,144)	(33,831)	(24,349)	7,778

Attributable to:
Equity shareholders of Mechel PAO	11,157	(3,706)	(30,314)	(6,223)	(10,182)	(30,462)	(22,837)	7,010
Non-controlling interests	(194)	(1,428)	(1,861)	(1,173)	(962)	(3,369)	(1,512)	768

Summarised cash flow information for the year ended December 31, 2019:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	12,043	243	10,898	(146)	(2,482)	2,867	1,375	2,839
Investing	(950)	(58)	(3,522)	163	2,685	(2,627)	(912)	(72)
Financing	(10,945)	(245)	(7,108)	(17)	505	(240)	(199)	(2,741)

Increase (decrease) in cash and cash equivalents, net	148	(60)	268	—	708	—	264	26

Summarised cash flow information for the year ended December 31, 2018:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	13,152	193	13,015	(264)	(1,891)	1,325	3,950	1,647
Investing	547	(97)	(76,283)	264	1,870	(1,003)	(1,163)	(89)
Financing	(13,651)	(99)	63,200	—	(169)	(322)	(2,829)	(1,604)

Increase (decrease) in cash and cash equivalents, net	48	(3)	(68)	—	(190)	—	(42)	(46)

Summarised cash flow information for the year ended December 31, 2017:

	SKCC and subsidiaries	KPSC	CMP	SUNP	BMP	KMP	USP	Izhstal
Operating	3,434	112	8,036	(211)	(1,221)	500	560	751
Investing	8,008	(38)	(2,950)	210	1,477	(329)	949	73
Financing	(11,445)	(45)	(4,826)	—	(323)	(172)	(1,590)	(755)

(Decrease) increase in cash and cash equivalents, net	(3)	29	260	(1)	(67)	(1)	(81)	69